Income Taxes - Net Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Stock-based compensation	$ 594	$ 712
Federal, state and local net operating loss carryforwards	12,847	8,127
Accrued compensation and other accrued expenses	958	451
Allowance for doubtful accounts		231
Basis difference arising from discounted note payable		11
Charitable contribution carryover	1	1
Property and equipment	273	169
Interest expense	176	31
Total deferred tax assets	14,849	9,733
Valuation allowance	(12,881)	(6,537)
Total deferred tax assets, net of valuation allowance	1,968	3,196
Deferred tax liabilities
Basis difference arising from intangible assets of acquisition	(1,968)	(3,196)
Total deferred tax liabilities	(1,968)	(3,196)
Net deferred tax assets	$ 0	$ 0